Deferred Income Tax Assets and Liabilities (Details) - Schedule of Income Tax Expenses - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Income Tax Expenses [Abstract]
Current	S/ (100,617)	S/ (93,286)	S/ (71,385)
Deferred	23,809	7,694	445
Income tax expense	S/ (76,808)	S/ (85,592)	S/ (70,940)